Principal Fixed Income Option	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Principal Fixed Income Option [Line Items]
Principal Fixed Income Option	Principal Fixed Income Option
The Plan invests in the Principal Fixed Income Guarantee Option (the “Contract”), a benefit-responsive group annuity contract issued by the Principal Life Insurance Company. The Contract is not a portfolio of contracts with yields based on changes in the fair value of underlying assets, but is rather a single group annuity contract with a fixed rate of interest. As a result, the average yield earned by the Plan is the yield earned, or the interest credited, on the group annuity contract. The underlying assets consist primarily of treasuries, commercial real estate mortgages, mortgage-backed securities and short-term cash equivalents.
Because the guaranteed investment contract is fully benefit-responsive, contract value is the relevant measurement attribute for that portion of the net assets available for benefits attributable to the guaranteed investment contract. Contract value, as reported to the Plan by Principal Life Insurance Company, represents contributions made under the contract, plus earnings, less participant withdrawals and administrative expenses. Participants ordinarily may direct the withdrawal or transfer of all or a portion of their investment at contract value. There are no reserves against contract value for credit risk of the contract issuer or otherwise.
The interest crediting rate is determined on a semiannual basis and is calculated based upon many factors, including current economic and market conditions, the general interest rate environment, and purchases and redemptions by unit holders. An employer-level surrender of the Plan’s interest in the Principal Fixed Income Guarantee Option or employer-initiated transfer will be subject to either a 12-month irrevocable advance notice or a 5% surrender charge, whichever the employer chooses.
Although the existence of certain conditions or transactions outside the normal operations of the Contract could limit the Plan's ability to transact at contract value, management has determined that as of December 31, 2025 these conditions or transactions are not considered probable.